Gains/(Losses) on derecognition of financial assets not measured at fair value through profit or loss, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
Gain (Loss) from sale of government securities	$ 143,842,636	$ 310,931,829	$ 95,066,799
Gain (Loss) from sale of private securities	1,824,951	6,982,376	21,210,173
TOTAL	$ 145,667,587	$ 317,914,205	$ 116,276,972